FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (297)	$ (34)	$ 110	$ 133
Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	2,110		2,110		$ 2,200
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	10		10		$ 17
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	0	(3)	0	(3)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0	$ 0	$ 0	$ 0